Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Amounts Used to Calculate Basic and Diluted Earnings Per Share
The following table summarizes the amounts used to calculate basic and diluted earnings per share.

	For the years ended December 31,
(€ thousands, except per share data )	2024	2023	2022
Profit/(Loss) attributable to shareholders of the Parent Company	77,083	121,529	51,482

Weighted average number of shares for basic earnings per share	251,531,105	247,015,882	237,545,736
Adjustments for calculation of diluted earnings per share:
Long-Term Incentive Awards 2024-2026 (1)	71,630	—	—
Long-Term Incentive Awards 2022-2025 (2)	1,720,596	1,775,976	946,990
CEO 2022-2024 PSUs (3)	368,943	1,149,273	1,031,673
CEO remuneration in shares (4)	344,672	1,134,108	1,081,513
IPO PSUs (5)	—	790,000	—
Long-term equity incentives (6)	—	307,242	—
Non-executive directors remuneration in shares (7)	142,150	149,836	41,601
2023 Restricted Stock Units Plan (8)	60,000	41,452	—
Weighted average number of shares for diluted earnings per share	254,239,096	252,363,769	240,647,513

Basic earnings per share in Euro	0.31	0.49	0.22
Diluted earnings per share in Euro	0.30	0.48	0.21
For the years ended December 31, 2024, 2023 and 2022, the diluted weighted average number of shares outstanding was increased to take into consideration the theoretical effect of the potential ordinary shares relating to equity awards granted by the Group, to the extent to which they are dilutive. All potential ordinary shares are assumed converted into ordinary shares at the beginning of the period or, if later, at the date of grant of the potential ordinary shares. The adjustments for the calculation of the weighted average number of shares for diluted earnings per share are further explained below. For additional information see also Note 37 — Share-based payments.
(1)Long-Term Incentive Awards 2024-2026 — Performance share units (“PSUs”) granted to the Group’s senior management (“Senior Management Team”), which are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT, adjusted net financial indebtedness/(cash surplus) and total shareholder return targets would have been met based on the Group’s performance up to the reporting date
(2)Long-Term Incentive Awards 2022-2025 — PSUs and retention restricted share units (“RSUs”) granted to the Group’s Senior Management Team, which in the case of the PSUs are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT and adjusted net financial indebtedness/(cash surplus) targets would have been met based on the Group’s performance up to the reporting date, and in the case of the RSUs are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(3)CEO 2022-2024 PSUs — PSUs granted to the CEO, which are considered to be potential ordinary shares if the performance conditions relating to Adjusted EBIT and adjusted net financial indebtedness/(cash surplus) targets would have been met based on the Group’s performance up to the reporting date.
(4)CEO remuneration in shares — Potential ordinary shares from the exercise of the share purchase rights of all or part of the CEO’s fixed remuneration.
(5)IPO PSUs — PSUs related to the Company’s public listing, granted to the CEO and certain members of the Senior Management Team, which are considered to be potential ordinary shares if the performance market conditions have been met and if the recipient was still employed by the Group at the reporting date.
(6)Long-term equity incentives — Potential ordinary shares of the Company granted to the Senior Management Team equal to a value of $7,500 thousand, which are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(7)Non-executive directors remuneration in shares — Potential ordinary shares of the Company granted to the non-executive directors for 50% of their annual base remuneration for services provided in 2023 and 2024 and that will be assigned to the recipients in 2025 and 2026.
(8)2023 Restricted Stock Units Plan — RSUs granted to the Senior Management Team, which are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.